Filed with the U.S. Securities and Exchange Commission on October 18, 2013

1933 Act Registration File No.  333-[   ]
1940 Act File No. 811- 22899
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	X	]
Pre-Effective Amendment No.	[		]
Post-Effective Amendment No.	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No.	[		]

(Check appropriate box or boxes.)

CAPITAL GUARDIAN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1355 Greenwood Cliff, Suite 250
Charlotte, NC 28204
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 704-705-1860

Brian Kirkpatrick, President and Principal Executive Officer
Capital Guardian Funds Trust
1355 Greenwood Cliff, Suite 250
Charlotte, NC 28204
(Name and Address of Agent for Service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion—Dated October 18, 2013

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Capital Guardian Funds Trust

[insert logo]

___________________

PROSPECTUS
___________________
[     ], 2013

Capital Guardian Core Balanced Fund
Investor Class: [TICKER]
Institutional Class: [TICKER]

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Table of Contents - Prospectus

SUMMARY SECTION

Investment Objective
The primary investment objective of the Capital Guardian Core Balanced Fund (the “Fund”) is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%	[ ]%
Distribution (12b-1) Fees	0.25%	None
Other Expenses(1)	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Less: Fee Waiver/ Expense Reimbursement(2)	-[ ]%	-[ ]%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[ ]%	[ ]%
(1)   “Other Expenses” are estimated for the current fiscal year.
(2)
Capital Guardian Asset Management, LLC (“CGAM”) has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed [   ]% of the  average daily net assets of the Investor Class and [   ]% of the average daily net assets for the Institutional Class.  This agreement will continue in effect until [  ], with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  CGAM has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed [   ]% of average daily net assets of the Investor Class and [   ]% of the average daily net assets of the Institutional Class in the year of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Investor Class	$[ ]	$[ ]
Institutional Class	$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

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Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing primarily in equity and fixed income securities of companies of any size.  Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation.  The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved.

Equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, and American Depositary Receipts (“ADRs”). Investments will generally be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded.  Although the Fund may invest in securities of small, medium and large capitalization companies, the Fund intends to maintain a growth-oriented style of investing, subject to the Fund’s investment restrictions and diversification status.

Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  The Fund’s investments in fixed income securities consist primarily of investment grade corporate and U.S. Government and agency fixed income securities.  Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.

Analytical emphasis is focused on financial ratios such as pre-tax margins, return on equity and cash flow and earnings growth which are actually or expected to be superior to those of the average company.  While price earnings (“P/E”) ratios are important valuation criteria, there is no limitation or emphasis on high or low P/E stocks.
In practical application, the Fund attempts to attain its investment objectives by relying on three fundamental practices:

•	Careful selection of securities–based on the performance and position of individual companies and their industries relative to alternate investments.

•	Broad diversification among industries and their companies–fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

•	Continuous scrutiny of investments–realization of a security’s growth potential depends upon many factors, including timing trends of the market, and the economy.

The Fund continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  However, the Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.   The principal risk factors affecting shareholders' investments in the Fund are set forth below.

•
Stocks Risk. The market value of stocks held by the Fund may increase or decline more dramatically than other asset classes over a shorter period of time.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•	Smaller Companies Risk. The risk that the securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.
•
Foreign Securities Risk. The risk of investments in foreign companies, including ADRs, which represent foreign equity securities traded on domestic exchanges, involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. These risks may also apply to U.S. companies that have substantial foreign operations.

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•	Management Risk. The Fund is subject to the risk that the judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.
•
Medium and Large Companies Risk.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
•
ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

•
Fixed Income Securities Risk.  The value of your investment in the Fund may change in response to changes in interest rates.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in the Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  The Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks are present when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Performance Information
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus.  Performance information will be available once the Fund has at least one calendar year of performance.

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3

Investment Adviser and Sub-Adviser.  Capital Guardian Asset Management, LLC (“CGAM”) is the Fund’s investment adviser. Wall Street Management Corporation is the Fund’s sub-adviser (“WSMC”).

Portfolio Manager: The Fund’s investment decisions are made by the following portfolio manager:

Portfolio Manager	Position with Wall Street Management Corporation	Length of Service to the Fund

Robert P. Morse	Senior Portfolio Manager	Since inception in 2013

Purchase and Sale of Fund Shares.  You may purchase or redeem shares by mail (Capital Guardian Core Balanced Fund,  c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-800-[    ].  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment for Investor Class shares is $5,000  $2,500 for individual retirement accounts (“IRAs”).  The minimum initial investment for Institutional Class shares is $100,000.  The minimum initial investment for automatic investment plans is $1,000 for both share classes.  The minimum investment for subsequent investments for all accounts is $100.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE AND POLICIES, RELATED RISKS AND
DISCLOSURE OF PORTFOLIO HOLDINGS

Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing  primarily in equity and fixed income securities of companies of any size.  Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation.  The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved.

Equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, and American Depositary Receipts (“ADRs”). Investments will generally be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded.  Although the Fund may invest in securities of small, medium and large capitalization companies, the Fund intends to maintain a growth-oriented style of investing, subject to the Fund’s investment restrictions and diversification status.

Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  The Fund’s investments in fixed income securities consist primarily of investment grade corporate and U.S. Government and agency fixed income securities.  Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.

Additional Investment Strategies
In addition to equity securities, the Fund may also invest in other registered investment companies and exchange-traded funds (“ETFs”).

Investment Adviser’s Process
Analytical emphasis is focused on financial ratios such as pre-tax margins, return on equity and cash flow and earnings growth which are actually or expected to be superior to those of the average company.  While price earnings (“P/E”) ratios are important valuation criteria, there is no limitation or emphasis on high or low P/E stocks.

In practical application, the Fund attempts to attain its investment objectives by relying on three fundamental practices:

•	Careful selection of securities–based on the performance and position of individual companies and their industries relative to alternate investments.

•	Broad diversification among industries and their companies–fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

•	Continuous scrutiny of investments–realization of a security’s growth potential depends upon many factors, including timing trends of the market, and the economy.

The Fund continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  However, the Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund’s investment objectives may be changed without the approval of the Fund’s shareholders, upon 60 days’ written notice to shareholders.

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5

Temporary Investments
In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

RISK FACTORS

Principal Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in a Fund.  There is no assurance that the Fund will achieve its investment objectives, and an investment in the Fund is not by itself a complete or balanced investment program. The following provides additional information regarding the principal risks that could affect the value of your investment:

Stocks Risk.  While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller Companies Risk. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.  In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.  Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.  The Fund may also choose to hold investments in companies that were once small and have become larger due to growth in their business.

Foreign Securities Risk.  Although not a principal investment strategy, the Fund may also invest a percentage of its assets in foreign securities, typically through limited investments in ADRs.  ADRs evidence ownership in foreign equity securities that are traded on domestic exchanges.  The Fund may, however, to a limited extent invest directly in foreign securities. Investments in these types of securities involve certain inherent risks, such as heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners.  There is also the risk of unpredictable government confiscation of company assets and/or other controls.  Finally, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards.

Management Risk.  The Fund’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Medium and Large Companies Risk.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities. At times, the stocks of larger companies may lag other types of stocks in performance. The stocks of medium companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

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ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Preferred Stock Risk. Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities, but senior to common equity securities.

Fixed Income Securities Risk.  The value of your investment in the Fund may change in response to changes in interest rates.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in the Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  The Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks are present when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.  Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline.

U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Additional Risks
In addition to the principal risks described above, the Fund may be subject to the following additional risk factors.

Market Risk.  Markets are volatile and values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values. Changes in the financial condition of a single issuer can impact the market as a whole. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance. Because many investors buy stocks on margin, increases in interest rates generally reduce market prices of equities. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

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Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Asset Class Risk. The securities in the Fund’s portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.

Portfolio Turnover Risk.  The Fund may engage in active and frequent trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate. With a high portfolio turnover rate, it is possible that the Fund may distribute sizable capital gain distributions to shareholders, regardless of the Fund’s performance.

Investments in Other Investment Companies Risk.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund may invest and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies. If the other investment company fails to achieve its investment objective, the Fund’s investment in the other investment company may adversely affect the Fund’s performance.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund may invest and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports will be available by contacting the Fund c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 1-800-[  ] and on the SEC’s website at www.sec.gov.  In addition, the Fund will make its Portfolio holdings information publicly available by posting the information on the Fund’s website approximately 15 days after each calendar month end.

MANAGEMENT OF THE FUND

Investment Adviser
Capital Guardian Asset Management, LLC, located at [  ], was founded in [  ].  CGAM and its affiliates had over $[  ] in assets under management as of [   ], 2013.   As the investment adviser to the Fund, CGAM oversees the provision of all management, administration, investment advisory and general services for the Fund, and selects and monitors the Sub-Advisor’s investment programs and results.

Pursuant to the Investment Advisory Agreement, CGAM is entitled to receive a fee at an annual rate of [  ]% of the average daily net assets of the Fund.   CGAM has also agreed to waive its fee and reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest, brokerage fees and extraordinary expenses) to the extent necessary to ensure that the Fund’s Total Annual Operating Expenses do not exceed [  ]% of the average daily net assets of the Investor Class and [   ]% of the average daily net assets of the Institutional Class.  This Agreement will continue in effect until [  ], 2015, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  CGAM has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed [   ]% of average daily net assets of the Investor Class and [   ]% of the average daily net assets of the Institutional Class in the year of reimbursement. The Fund had not commenced operations prior to the date of this prospectus.

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Wall Street Management Corporation, located at [   ], New York, NY, was founded in 1954.  WSMC and its affiliates had over $[  ] in assets under management as of [     ], 2013. Subject to the general oversight of the Board and CGAM, WSMC is directly responsible for making the investment decisions for the Fund.

CGAM, not the Fund, is responsible for paying the fee of WSMC.  CGAM pays WSMC a fee equal to [  ]% of the Fund’s average daily net assets, pursuant to the Investment Sub-Advisory Agreement between CGAM and WSMC.

Portfolio Manager
Robert P. Morse, Senior Portfolio Manager, serves as the portfolio manager of the Fund, and has been responsible for the day-to-day management of the Fund since its inception in 2013.  Mr. Morse has more than thirty years of experience in the investment business with an extensive background in both domestic and international equity and fixed-income markets.  Prior to joining WSMC, Mr. Morse was a Partner and Senior Portfolio Manager of Evercore Wealth Management, LLC since 2010 where he has managed separate accounts and has been primarily responsible for the day-to-day management of The Wall Street Fund, Inc.  From 1981-2010 Mr. Morse served as President and Sole Director of Morse, Williams & Co., Inc., an investment adviser he co-founded.  In addition, Mr. Morse served as President and Director of Morse Williams Holding Co., Inc. from 1986-2010.

A discussion describing the Board’s initial approval of the Investment Advisory Agreement between CGAM and the Trust and the Investment Sub-Advisory Agreement between CGAM and WSMC will be available in the Fund’s Semi-Annual Report to Shareholders dated [   ], 2014.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

Similarly Managed Accounts

The following table provides the performance of a composite of all institutional accounts with a value of $1 million or more that have been under the management of Mr. Morse for at least one year (“the Composite”).  The accounts comprising the Composite are managed by Mr. Morse on a discretionary basis with substantially similar objectives, policies and investment strategies as the Fund.  Mr. Morse also serves as the Fund’s portfolio manager and intends to use the same analytical methods for identifying potential investments for the Fund as are used for the Composite. You should not consider the past performance of the Composite as indicative of the future performance of the Fund.

The table below provides the performance of the Composite.  The data is provided to illustrate the past performance of the Mr. Morse in managing a substantially similar composite of accounts as measured against blended index composed of the Russell 1000® Index (“R1000”) and Barclays Capital Intermediate Government Credit Index (“BCIGC”) and does not represent the performance of the Fund.  The Composite is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Sub-Adviser’s Composite could have been adversely affected if it had been regulated as an investment company under the federal securities laws.  The method used to calculate the composite’s performance differs from the SEC’s standardized method of calculating performance, and may produce different results.

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The following chart shows the average annual return of the Composite for the year ended December 31, 2012.  This performance data is for the Composite and is not the performance results of the Fund.

Balanced Management Strategy

Total Annualized Returns for the year ended December 31, 2012
	One Year	Three Years	Five Years	Ten Years	Since Inception (1/1/92)
Balanced Management Strategy (gross)	[ ]	[ ]	[ ]	[ ]	[ ]
Balanced Management Strategy (net)	[ ]	[ ]	[ ]	[ ]	[ ]
60% R1000 / 40%BCIGC*	[ ]	[ ]	[ ]	[ ]	[ ]

*The R1000 and BCIGC are the Balanced Management Strategy’s benchmarks.  The R1000 measures the performance of the large cap segment of the U.S. equity universe.  It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.  The R1000 represents approximately 92% of the U.S. market.  The BGIGC measures the performance of intermediate (1-10 year) government and corporate fixed rate debt issues and is an unmanaged index and includes fixed rate debt issues rated investment grade or higher.

The Composite’s cumulative year-to-date return, as of September 30, 2013, was 16.43%.

HOW TO PURCHASE SHARES

Selecting a Share Class
The Fund offers two different share classes — an Investor Class and an Institutional Class. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. By offering multiple classes of shares, the Fund permits each investor to choose the class of shares that is most beneficial given the type of investor, the amount to be invested and the length of time the investor expects to hold the shares.

When selecting a share class, you should consider the following:

•      which share classes are available to you;
•      how much you intend to invest;
•      total costs and expenses associated with a particular share class; and
•      whether you qualify for a waiver or reduction of sales charges.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Class shares
Investor Class shares are offered to individual investors directly or through mutual fund supermarkets or platforms offered by broker dealers or other financial intermediaries and charged a distribution fee of 0.25%. Investor Class shares are subject to a minimum initial investment of $5,000 ($2,500 for IRAs).

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Institutional Class shares
Institutional Class shares are offered primarily for direct investments by institutional investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations, financial intermediaries and high net worth individuals. The minimum initial investment for Institutional Class shares is $100,000. The Fund may waive the initial minimum in certain circumstances, including, but not limited to, the following:

•	Certain wrap or other fee based programs for the benefit of clients of investment professionals or other financial intermediaries;
•	Employees and directors of the Adviser and/or Sub-Adviser and their affiliates and families;
•
Employer-sponsored retirement plans, such as defined contribution plans (401(k) plans and 457 plans), defined benefit plans, pension and profit-sharing plans, employee benefit trusts, employee benefit plan alliances and other retirement plans established by financial intermediaries where the investment is expected to reach the $100,000 minimum within a reasonable time period or the plan currently has assets of at least $25 million;

▪	Certain registered investment advisers, broker-dealers and individuals accessing accounts through registered investment advisers.

Family members include spouse, parents, spouse’s parents, children, children’s spouses, brother, sister, and domestic partner of the employee, Trustee or director of the Adviser and/or Sub-Adviser.

Minimum Initial Investment
You may open a Fund account with a minimum investment of the following amounts:

Minimum Initial Investment
Investor Class	$5,000 ($2,500 for IRAs)
Institutional Class	$100,000
Automatic Investment Plan	$1,000

Minimum Additional Investment
You may make subsequent investments to your Fund account at any time with the following minimum:

▪	$100 or more

Good Order Purchase Requests:
When making a purchase request, make sure your request is in good order.  “Good order” means your request includes:

▪	the name of the Fund
▪	the dollar amount of shares to be purchased
▪	account application form or investment stub
▪	check payable to Capital Guardian Core Balanced Fund

All purchases by check must be in U.S. dollars and drawn on U.S. Banks.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line pay checks, or any conditional order or payment.

If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.

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How Purchases may be Made

Through a broker/dealer or other intermediary
You can purchase shares of the Fund through asset management programs or services offered or administered by broker-dealers, fee-based financial planners, financial institutions or other service providers that have entered into agreements with the Fund.  Once you have opened your account with your intermediary, you must purchase all additional shares through your intermediary.  The intermediary is responsible for sending your purchase order to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Please keep in mind that your broker-dealer or other intermediary may charge additional fees for its services.

By mail
You can purchase shares of the Fund directly from the Transfer Agent.  To open an account, complete an account application form and send it together with your check to the address below.  To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation.  You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below.

	Regular Mail Capital Guardian Core Balanced Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Capital Guardian Core Balanced Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:      The Fund and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent or the Fund.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Fund at 1-800-[   ] if you need additional assistance when completing your application.

If an investor does not provide the Transfer Agent with sufficient information for the Transfer Agent to establish a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction for the account until the investor provides the Transfer Agent with the necessary information.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO/FPO addresses.

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By telephone
If you accepted telephone options on your account application, and your account has been open for at least 15 days, call the Fund toll-free at 1-800-[   ] and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.  Your purchase will take place at the net asset value determined on the day your order is placed, provided that your order is received prior to 4 p.m. Eastern time.

By wire
If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name and account number so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202
ABA #:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:
Capital Guardian Core Balanced Fund
(shareholder registration)
(shareholder account number)

Before sending your wire, please contact the Transfer Agent at 1-800-[  ] to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wire funds must be received prior to 4:00 p.m. (Eastern time) to be eligible for same day pricing.  The Fund and U.S. Bank, N.A. are not responsible for the consequence of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Through an automatic investment plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $1,000.  Once your account has been opened, you may purchase shares of the Fund through the AIP in amounts of at least $100.  If you chose this option, funds will be automatically transferred from your bank account monthly.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  The Fund may modify or terminate the AIP at any time.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application.  Any request to change or terminate your AIP should be submitted to the Transfer Agent five business days prior to effective date.

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Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-[  ] to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

HOW TO REDEEM SHARES

You may request redemption of your shares at any time.  Your shares will be redeemed at the next net asset value (“NAV”) per share calculated after your order is received in good order by the Fund or its agents.  “Good order” means your letter of instruction includes:

▪	the name of the Fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered, including a signature guarantee when applicable
▪	the account number

How Redemptions may be Made

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.

Through a broker/dealer or other intermediary
If you purchased your shares through a broker-dealer or other financial intermediary, your redemption order should be placed through the same organization.  Your broker or financial consultant is responsible for sending your redemption order to the Transfer Agent on a timely basis.  Please keep in mind that your broker or financial consultant may charge additional fees for its services.

By mail
If you purchased your shares directly from the Transfer Agent, you should send your written redemption request to the address below.  Your request should contain the Fund’s name, your account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all account holders sign the letter.  Additional documents are required for shareholders that are corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the Statement of Additional Information for more information.

	Regular Mail Capital Guardian Core Balanced Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Capital Guardian Core Balanced Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC, post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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The Transfer Agent may require a signature guarantee for certain redemptions. Please see the “Signature Guarantees” section for further details.

By telephone
If you accepted telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount up to $50,000, but not less than $100, by calling 1-800-[   ].  You may have a check sent to the address of record, or proceeds may be wired or sent via electronic funds transfer through the ACH network directly to your predetermined bank account.  Wires are subject to a $15 fee paid by the investor.  There is no charge when proceeds are sent via the ACH system; however credit may not be available for two to three days.  In order to have proceeds sent via ACH, your bank or financial institution must be a member of the ACH system.  A signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders to change or add telephone redemption privileges.  For security reasons, requests by telephone will be recorded.

Through a systematic withdrawal plan
If you own shares with a value of $[   ] or more, you may participate in the systematic withdrawal plan.  The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals.  The minimum withdrawal amount is $250.  Money can be transferred from your Fund account to your bank account or proceeds can be mailed to you in the form of a check.  In order to establish this option, please submit a signed written request and a voided check.  Your request may also require a signature guarantee or signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.  Please call 1-800-[   ] for information before submitting your request.  If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Signature Guarantees - A signature guarantee of each owner is required to redeem shares in the following situations:

▪	if ownership is being changed on your account;
▪	when redemption proceeds are payable or sent to any person, address or bank account not on record;
▪	if a change of address request was received by the Transfer Agent within the last 15 days; and
▪	for all written redemptions greater than $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situations.  Non-financial transactions including establishing or modifying certain services on an account will require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees are designed to protect both you and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission (“SEC”).  Notaries cannot provide signature guarantees.

We may waive these requirements in certain instances where it appears reasonable to do so and it will not unduly affect the interests of other shareholders.

Corporations, Trusts and Other Entities – Additional documentation is normally required in the case of corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  Such documentation may include certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations.  For authorization of redemptions by a corporation, it will also be necessary to have an appropriate certified copy of resolutions on file with the Fund. Your redemption will not become effective until we have received all documents in the form required.  It is your responsibility as the shareholder to maintain such documentation on file and in a current status.  If you have questions concerning redemption requirements, please write or telephone us well ahead of an anticipated redemption in order to avoid any possible delay.

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Individual Retirement Accounts (“IRAs”) – Shareholders who redeem shares held in an IRA must indicate on their redemption requests whether or not to withhold federal income taxes.  If not, this type of redemption will be subject to federal income tax withholding.

POLICY AND PROCEDURES TO PREVENT SHORT-TERM TRADING AND MARKET TIMING

The Fund is intended for long-term investors and discourages excessive short-term trading and other abusive trading practices that may disrupt portfolio management strategies, harm fund performance and create additional transaction costs that are borne by all shareholders.

Accordingly, the Board of Trustees of the Fund (the “Board”) has developed and adopted a market timing policy under which the Fund and the Transfer Agent will take steps to reduce the frequency and effect of these activities in the Fund, which includes monitoring trading activity. The Fund monitors shareholder redemptions for market timing activity. If such monitoring reveals excessive short-term trading or other abusive trading practices, the Fund will exercise its right to reject purchase orders from such investors. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.  The Fund or the Transfer Agent may notify the investor that a purchase order has been rejected after the day the order is placed or after acceptance by the intermediary.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Fund reserves the right to:

▪	Vary or waive any minimum investment requirement.
▪	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.
▪	Suspend your right to redeem shares or postpone the date of payment beyond the normal seven-day period under emergency circumstances or when the New York Stock Exchange (“NYSE”) is closed.
▪
Reject any purchase request for any reason.  Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

▪
Redeem all shares in your account if your balance falls below the Fund’s minimum.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

▪	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
▪	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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▪
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in subsequently converting these securities to cash.

▪	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction.

During periods of significant economic or market changes, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to:

Capital Guardian Core Balanced Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

SHAREHOLDER SERVICES

The following services are also available to shareholders:

▪	Uniform Transfers (Gifts) to Minors accounts
▪	Accounts for corporations or partnerships
▪	Prototype Retirement Plans suitable for the self-employed, including sole proprietors, partnerships and corporations.
▪	Traditional IRA
▪	Roth IRA
▪	Simplified Employee Pensions (SEPs)

To obtain the appropriate disclosure documentation and complete information on how to open a retirement account, call 1-800-[   ].

DISTRIBUTION (12b-1) FEES

The Trust has adopted a Rule 12b-1 distribution plan for its Investor Class shares under which the Fund is authorized to reimburse the Distributor or such other entities as approved by the Board, for the distribution-related services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of the Investor Class.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including CGAM, for any distribution service or activity designed to retain Fund shareholders. Because the Fund pays distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

The Fund may pay distribution-related service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser and/or Sub-Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries who provide certain shareholder services.  These payments and compensation are in addition to service fees paid by the Fund, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to the Fund.

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HOW SHARE PRICE IS DETERMINED

Shares of each class of the Fund are purchased or redeemed at its respective NAV per share next calculated after your purchase order and payment or redemption order is received in good order (as defined above).  The NAV of each class of shares is calculated by dividing the total assets of each class, less the liabilities of each class, by the number of shares outstanding of each class.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m. Eastern time.  The NAV of each class will not be calculated nor may investors purchase or redeem Fund shares on days that the NYSE is closed for trading, even though certain Fund securities (i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect the NAV of each class of the Fund’s shares.

Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last current closing bid and asked prices.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board. The fair value of a security is the amount, which the Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in a particular security was halted during the day and not resumed prior to the close of trading on the NYSE.

Trading in foreign securities markets is generally completed each day at various times prior to the close of the NYSE.  The values of foreign securities held by the Fund will be determined as of such times for purposes of determining the NAV of the Fund.  If events which materially affect the value of foreign securities, if any, held by the Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at “fair value” as described above.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

For federal income tax purposes, all dividends and distributions of net realized short-term capital gains you receive from the Fund are taxable as ordinary income or as qualified dividend income, whether reinvested in additional shares or received in cash, unless you are exempt from taxation or entitled to a tax deferral.  Distributions of net realized long-term capital gains you receive from the Fund, whether reinvested in additional shares or received in cash, are taxable as a capital gain.  The capital gain holding period is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund.   You will be informed annually as to the amount and nature of all dividends and capital gains paid during the prior year.  Such capital gains and dividends may also be subject to state or local taxes.  If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

The Fund intends to pay dividends from net investment income and distribute all net realized capital gains at least annually.  In addition, the Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.  However, no assurances can be given that distributions will be sufficient to eliminate all taxes.  Please note, however, that the objective of the Fund is growth of capital, not the production of distributions.  You should measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

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When a dividend or capital gain is distributed, the Fund's NAV decreases by the amount of the payment.  If you purchase shares shortly before a distribution, you will be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.  All dividends and capital gains distributions will automatically be reinvested in additional Fund shares at the then prevailing NAV unless you specifically request that either dividends or capital gains or both be paid in cash.  If you elect to receive distributions and dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of the Fund.

The election to receive dividends or reinvest them may be changed by writing to the Fund at:

Capital Guardian Core Balanced Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may also change your distribution election by telephoning the Fund at 1-800-[   ].

In order to allow sufficient processing time for a change in distribution elections, any change must be received at least 5 days prior to the record date for the distribution.

By law, the Fund must withhold a percentage of your taxable distribution and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss and holding period to the IRS on the shareholders' Consolidated Form 1099s when “covered” shares of the mutual funds are sold.  Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time.  You may choose a method other than the Fund’s standing method at the time of your purchase or upon sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules may apply to them.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

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FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

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PRIVACY NOTICE

We recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•	Account applications and other required forms
•	Written, oral, electronic or telephonic communications, and
•	Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of our customers.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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INVESTMENT ADVISER:
Capital Guardian Asset Management, LLC
[   ]

INVESTMENT SUB-ADVISER:
[   ]

PRINCIPAL UNDERWRITER:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN:
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
AND DIVIDEND PAYING AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
[   ]

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

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ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus.  Additional information about the Fund’s investments will be in the Fund’s annual/semi-annual reports to shareholders (when available).  As of the date of this Prospectus, annual and semi-annual reports for the Fund are not available because the Fund had not commenced operations.  Once available, in the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You may obtain a free copy of the Fund’s SAI on the Fund’s website at [www.________]

You may obtain a free copy of these documents by calling, writing or e-mailing the Fund as shown below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the SEC’s Public Reference Room, 100 F Street, Washington, D.C. (202) 551-8090 or by visiting the Commission’s Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-[   ]

Capital Guardian Core Balanced Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-800-[   ] (toll free)
http://www.[insert URL]
e-mail: [insert email address]
[insert logo] PROSPECTUS [ ], 2013

Subject to Completion—Dated October 18, 2013

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

CAPITAL GUARDIAN FUNDS TRUST

Capital Guardian Core Balanced Fund
Investor Class [TICKER]
Institutional Class [TICKER]

STATEMENT OF ADDITIONAL INFORMATION

[   ], 2013

Capital Guardian Core Balanced Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
(800) [      ]

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of the Capital Guardian Core Balanced Fund (the “Fund”), dated [  ], 2013.

You may obtain the Prospectus without charge by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above or by visiting the Fund’s website at www.[insert URL].

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Fund had not commenced operations as of the date of this SAI, no financial statements are available.

Once available, copies of the Annual Report to Shareholders may be obtained, without charge, upon request by contacting U.S. Bancorp Fund Services, LLC at the address or telephone number listed above.

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THE TRUST

The Trust is a Delaware statutory trust organized on [   ], 2013, and is registered with the SEC as an open-end management investment company.  The Trust’s Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund is a diversified series of the Trust.  Please see the Prospectus for a discussion of the principal investment policies and risks of investing in the Fund.

The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

Capital Guardian Asset Management, LLC (“CGAM” or “the “Adviser”) serves as the investment adviser to the Fund.  Wall Street Management Corporation (“WSMC” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.

INVESTMENT POLICIES

Equity securities.  Equity securities generally entitle the holder to participate in a company’s general operating results.  The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights.  The owner of an equity security may participate in a company’s success through the receipt of dividends that are distributions of earnings by the company to its owners.  Equity security owners may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as traded in the public trading market for such shares.  Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks.  Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well.

Corporate bonds.  Corporate bonds represent an obligation of the corporate issuer to repay a loan of money to it, and generally, provides for the payment of interest.  A corporate bond or debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain time period.  A company typically meets its payment obligations associated with its outstanding bonds before it declares and pays any dividend to holders of its equity securities.  Bonds and other debt securities, such as notes, debentures, and commercial paper differ in the length of the issuer’s payment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest.

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The market value of corporate bonds and other debt securities generally varies in response to changes in interest rates and the financial condition of each issuer.  During periods of declining interest rates, the value of a bond generally increases.  Conversely, during periods of rising interest rates, the value of such securities generally declines.  These changes in market value will be reflected in the Fund’s Net Asset Value (“NAV”) per share.

Convertible securities.  The Fund may invest in convertible securities.  A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.  A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is senior to common stock, but subordinate to other types of fixed-income securities issued by that company.  When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.  If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security’s true value.  This is because the holder of a convertible security will have recourse only to the issuer.  In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the fund’s financial reporting, credit rating, and investment limitation purposes.  A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action.  A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time.  In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

Foreign securities.  The Fund may purchase securities issued by companies organized in foreign countries provided that, as a result of any such purchase, not more than 20% of the value of the Fund’s total assets will be represented by such securities.  The Fund does not anticipate having as a principal investment strategy investment in foreign securities.  However, securities of companies located outside of the U.S. may offer significant profit opportunities, and therefore, the Fund may invest in foreign securities if these investments are consistent with the Fund’s investment objectives and policies.

The Fund may buy sponsored or unsponsored American Depositary Receipts (“ADRs”).  ADRs are certificates issued by U.S. banks representing the right to receive securities of a foreign issuer deposited with that bank or a correspondent bank.  The Fund may also buy the securities of foreign issuers directly in foreign markets, and may buy the securities of issuers in developing nations.  Please see “Risks - Foreign securities risk” for more information.

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American Depositary Receipts.  Many securities of foreign issuers are represented by ADRs.  ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank.  Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use in securities markets outside the U.S.  Please see “Risks - American Depositary Receipts risk” for more information.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter.  While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ADRs may be issued under sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities traded in the form of an ADR.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.  Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the ADR.

Illiquid securities.  The Fund may invest in the aggregate a maximum of 15% of its net assets in illiquid securities. Generally, an illiquid security is an investment that is not readily marketable (i.e., it cannot be expected to be sold or disposed of within seven days at approximately the price at which it is valued by the Fund). Illiquid securities may include unregistered or other restricted securities, such as Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws) and repurchase agreements maturing in more than seven days. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States.

In determining the liquidity of the Fund’s investments, the Adviser or Sub-Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. The Sub-Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Adviser and the Board, to ensure compliance with the Fund’s investment restrictions.

Other Investment Companies.  The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company the Fund would bear its pro rata portion of the other investment company’s advisory fees and other expenses.  As such, the Fund’s shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

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Exchange Traded Funds.  The Fund may invest in exchange traded funds (“ETFs”) which are investment companies that trade like stocks.  Because ETF shares trade on exchanges, the shares are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities.  Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that may increase their costs versus the costs of owning the underlying securities directly.

Temporary investments.  In anticipation of and during temporary defensive periods or when investments of the type in which the Fund intends to invest are not available at prices that the Adviser/Sub-Adviser believes are attractive, the Fund may invest up to 100% of its total assets in: (1) securities of the U.S. government and certain of its agencies and instrumentalities that mature in one year or less from the date of purchase, including U.S. Treasury bills, notes and bonds, and securities of the Government National Mortgage Association, the Federal Housing Administration and other agency or instrumentality issues or guarantees that are supported by the full faith and credit of the U.S. government; (2) obligations issued or guaranteed by other U.S. government agencies or instrumentalities, some of which are supported by the right of the issuer to borrow from the U.S. government (e.g., obligations of the Federal Home Loan Banks) and some of which are backed by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association); (3) bank obligations, including negotiable or non-negotiable CDs (subject to the 15% aggregate limit on the Fund’s investment in illiquid securities), letters of credit and bankers’ acceptances, or instruments secured by these types of obligations, issued by banks and savings institutions that are subject to regulation by the U.S. government, its agencies or instrumentalities and that have assets of over $1 billion, unless these types of obligations are guaranteed by a parent bank that has total assets in excess of $5 billion; (4) commercial paper considered by the manager to be of high quality, which must be rated within the two highest rating categories by S&P or Moody’s or, if unrated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody’s; (5) corporate obligations including, but not limited to, corporate notes, bonds and debentures considered by the manager to be high grade or that are rated within the two highest rating categories by S&P or Moody’s; and (6) money market funds.

RISKS

Foreign Securities risk.  The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects.  While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund.  These risks can be significantly greater for investments in emerging markets.  Investments in ADRs also involve some or all of the risks described below.

There is the possibility of cessation of trading on national exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, or diplomatic developments that could affect investments in securities of issuers in foreign nations.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S.  Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies.  The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its NAV.

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Certain countries’ financial markets and services are less developed than those in the U.S. or other major economies.  In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S.  Foreign markets have substantially less volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies.  Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher.  Settlement practices may be cumbersome and result in delays that may affect portfolio liquidity.  The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

The Fund’s investments in foreign securities may increase the risks with respect to the liquidity of the Fund’s portfolio.  This could inhibit the Fund’s ability to meet a large number of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries.  These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries.  Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Emerging Markets risk.  Investments by the Fund in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include among others, less economic stability; political and social uncertainty (for example, regional conflicts and risk of war); pervasiveness of corruption and crime; the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; delays in settling portfolio transactions; risk of loss arising out of the system of share registration and custody; certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; foreign taxation; the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; the absence of a capital market structure or market-oriented economy; and  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

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In addition, some of the countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Transaction costs associated with investments in emerging market securities may be higher than transactions costs associated with investments is developed market securities.

Currency risk.  Some of the Fund’s investments may be denominated in foreign currencies.  Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

American Depositary Receipts risk.  ADRs reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers.  To the extent that the Fund acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Interest rate risk.  To the extent the Fund invests in bonds or other debt securities, changes in interest rates will affect the value of the Fund’s portfolio and its share price.  Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund’s shares.  Of course, interest rates have increased and decreased, sometimes very dramatically, in the past.  These changes are likely to occur again in the future at unpredictable times.

Illiquid Securities risk.  Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market.  The sale of some illiquid securities by the Fund may be subject to legal restrictions, which could be costly to the Fund.

Recent Market Conditions.  The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets and the economy at large.  Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil, and issuers that have exposure to the real estate, mortgage and credit markets, and the sovereign debt of certain nations or their political subdivisions have been particularly affected. It is uncertain how long these conditions will continue.

These market conditions have resulted in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default.  These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all.  The values of many types of securities have been reduced, including, but not limited to, mortgage-backed, asset-backed and corporate debt securities.  During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline.

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The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide.  Illiquidity in these markets may mean there is less money available to purchase raw materials and goods and services, which may, in turn, bring down the prices of these economic staples.  The values of some sovereign debt and of securities of issuers that hold that sovereign debt have fallen.  These events and the potential for continuing market turbulence may have an adverse effect on the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

The U.S. federal government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies.  Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow the economy.  Others have opted for austerity, which may limit growth, at least in the short to medium term.  The ultimate effect of these efforts is only beginning to reveal itself. Changes in government policies may exacerbate the market’s difficulties and withdrawal of this support, or other policy changes by governments or central banks, could adversely impact the value and liquidity of certain securities.

The situation in the financial markets has resulted in calls for increased regulation, and the need of many financial institutions for government help has given lawmakers and regulators new leverage.  The Dodd-Frank Act Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) has initiated a dramatic revision of the U.S. financial regulatory framework that will continue to unfold over several years.  The Dodd-Frank Act covers a broad range of topics, including (among many others) a reorganization of federal financial regulators; a process intended to improve financial systemic stability and the resolution of potentially insolvent financial firms; new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and additional regulation of hedge and private equity fund managers; and new federal requirements for residential mortgage loans.  Instruments in which the Fund may invest, or the issuers of such instruments, may be affected by the new legislation and regulation in ways that are unforeseeable.  Many of the implementing regulations have not yet been finalized. Accordingly, the ultimate impact of the Dodd-Frank Act is not yet certain.

The statutory provisions of the Dodd-Frank Act significantly change in several respects the ways in which investment products are marketed, sold, settled or terminated. In particular, the Dodd-Frank Act mandates the elimination of references to credit ratings in numerous securities laws, including the 1940 Act.  Because the situation in the markets is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions as fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund.  As defined in the 1940 Act, this means the lesser of the vote of 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented; or (2) a more than 50% of the outstanding shares of the Fund.

The Funds have adopted the following fundamental investment restrictions:

(1)           Commodities.  The Fund may not purchase or sell commodities or commodity contracts.

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(2)           Real Estate.  The Fund may not purchase real estate or real estate mortgages, but may purchase securities backed by real estate or interests therein (including mortgage interests) and securities of companies, including real estate investment trusts, holding real estate or interests (including mortgage interests) therein. (This does not prevent the Fund from owning and liquidating real estate or real estate interests incident to a default on portfolio securities.)

(3)           Diversification of Fund Investments.  With respect to 75% of the Fund’s total assets, the Fund, may not invest more than 5% of its total assets in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

(4)           Industry Concentration.  The Fund may not purchase the securities of companies in any one industry if 25% or more of the value of the Fund’s total assets would then be invested in companies having their principal business activity in the same industry. U.S. Government securities are not subject to this limitation.

(5)           Issue Senior Securities; Borrowing.  The Fund may not issue senior securities or borrow money, except as permitted under the 1940 Act.  The Fund may not mortgage, pledge or hypothecate any of its assets, except in connection with permitted borrowing

(6)           Underwriting.  The Fund may not Act as securities underwriter, except to the extent that it may be regarded as a statutory underwriter upon disposition of any of its securities for purposes of the Securities Act of 1933, as amended

(7)           Lending Money or Securities.  The Fund may not lend money, except that it may purchase and hold debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements.  The Fund will not lend securities if such a loan would cause more than one-third of the Fund’s net assets to then be subject to such loans.

All of the above restrictions apply as of the time of the transaction entered into by a Fund without regard to later changes in the value of any portfolio security or the assets of the Fund.

In addition to the foregoing restrictions, the Funds have adopted the following non-fundamental investment restrictions that may be changed without shareholder approval:

(1)           Margin.  The Fund may not purchase any securities on margin, except that a Fund may (a) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities or (b) make margin deposits in connection with transactions in futures and forward contracts.

(2)           Borrowing.  The Fund may not borrow money except from banks for temporary or emergency purposes in an amount not exceeding 33-1/3% of the value of its total assets (including amounts borrowed). A Fund may not purchase securities when money borrowed exceeds 5% of its total assets.

(3)           Illiquid Securities.  The Fund may not purchase illiquid securities (including restricted securities which are illiquid and repurchase agreements maturing in more than seven days) if, as a result, more than 15% of its net assets would be invested in such securities.

(4)           Investing for Control.  The Fund may not purchase a security for the purpose of exercising control or management of the issuer.

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The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made, except for those percentage restrictions relating to investments in illiquid securities and bank borrowings.  If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund’s fundamental restrictions will be deemed to have occurred.  Any changes in the Fund’s investment restrictions made by the Board of Trustees will be communicated to shareholders prior to their implementation.

MANAGEMENT OF THE FUND

Board Leadership Structure. The Board has general oversight responsibility with respect to the operation of the Fund.  The Board has engaged the Adviser to manage the Fund and the Board is responsible for overseeing the Adviser and other service providers to the Fund in accordance with the provisions of the 1933 Act and other applicable laws.  The Board has established an audit committee to assist the Board in performing its oversight responsibilities.

Mr. Robert P. Morse, Senior Portfolio Manager of the Sub-Adviser, is Chairman of the Board.  Mr. Morse is an “interested person” in the Fund as that term is defined in Section 2(a)(19) of the 1940 Act.  The Fund does not have a lead independent trustee.  The Board has determined that the composition of the Board and the function and composition of the Audit Committee are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk.  Through its direct oversight role, and indirectly through the Audit Committee, and officers of the Fund and service providers, the Board performs a risk oversight function for the Fund.  To effectively perform its risk oversight function, the Board, among other things, performs the following activities: receives and reviews reports related to the performance and operations of the Fund; reviews and approves, as applicable, the compliance policies and procedures of the Fund; approves the Fund’s principal investment policies; adopts policies and procedures designed to deter market timing; meets with representatives of various service providers, including the Adviser, the Sub-Adviser and the independent registered public accounting firm of the Fund, to review and discuss the activities of the Fund and to provide direction with respect thereto; and appoints a chief compliance officer of the Fund who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its service providers.

The Board has an Audit Committee consisting solely of the two independent trustees, which plays a significant role in the risk oversight of the Fund as it meets annually with the independent registered public accounting firm of the Fund and periodically with the Fund’s chief compliance officer.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Adviser, the Sub-Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.  As a result of the foregoing and other factors, the Board’s ability to manage risk is subject to substantial limitations.

Management Information.  As a Delaware statutory trust, the business and affairs of the Fund are managed by its officers under the direction of its Board of Trustees.  The name, year of birth, address, principal occupations during the past five years, and other information with respect to each of the trustees and officers of the Fund are as follows:

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Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

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Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEE
Robert P. Morse ** c/o Capital Guardian Asset Management, LLC, 1355 Greenwood Cliff Suite 250, Charlotte, NC 28204 Year of Birth: 1945	Chairman and Trustee	Since 2013	Senior Portfolio Manager, Wall Street Management Corporation, since 2013; Partner and Senior Portfolio Manager, Evercore Wealth Management, LLC 2010-2013; President and a Director, Morse Williams & Co., Inc., 1981-2010; President and sole Director, Wall Street Management Corporation 1984-2010, President and Director, Morse Williams Holding Co., Inc. 1986 - 2010.	1
Director, Wall Street Fund Inc. (1984 – 2012); English Speaking Union of the U.S.; Society of Mayflower Descendants; Whitehead Institute of Biomedical Research; Youngs Memorial Cemetery/Theodore Roosevelt Memorial; Sterling Gorge, Vermont, Preservation Trust; Morse Williams Holding Co., Inc.

OFFICERS
Brian Kirkpatrick c/o Capital Guardian Asset Management, LLC, 1355 Greenwood Cliff Suite 250, Charlotte, NC 28204 Year of Birth: [ ]	President	Since 2013	[to follow]	N/A	N/A

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Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Trustee During Past Five Years
Michael R. Linburn c/o Capital Guardian Asset Management, LLC, 1355 Greenwood Cliff Suite 250, Charlotte, NC 28204 Year of Birth: 1933	Executive Vice President Secretary Chief Compliance Officer	Since 2013 Since 2013 Since 2013
President, Wall Street Management Corporation, since 2013; Independent Consultant to Evercore Wealth Management, LLC since 2010; Managing Director and Principal, Morse, Williams & Co., Inc., 2003-2010; Chief Compliance Officer, Morse Williams & Co., Inc. 2005-2010; Director of Marketing, Morse, Williams & Co., Inc., 1992-2010

			N/A	N/A
*
Each Trustee serves for an indefinite term until his or her successor is duly elected and qualifies, unless the Trustee resigns, dies or is removed in accordance with the provisions of the Fund’s By-Laws.

**	Denotes a Trustee who is an “interested person” in the Fund because of his association with the [Adviser and] Sub-Adviser.

Qualification of Trustees.
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills  appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders through service as a director of another registered investment company.  The Board annually will conduct a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee.  The information is not all-inclusive.  Many qualifications involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Robert P. Morse has extensive experience in the investment management industry and has been a director, president and portfolio manager of another registered investment company since 1984.  His experience and skills also include his familiarity with the investment strategies utilized by the Sub-Adviser and with the Fund’s portfolio led to the conclusion that Mr. Morse should serve as a Trustee.

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[Insert Independent Trustee qualifications]

Board Interest in the Fund and Other Interests.  As the Fund had not commenced operations prior to the date of this SAI, no Trustee beneficially owned shares of the Fund.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Sub-Adviser, the Fund’s principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Adviser,  the Trust’s principal underwriter or any of its affiliates.

Compensation.  For their service, the Independent Trustees receive an annual fee of $[  ] each.  In addition, the Fund’s Trustees are reimbursed for reasonable expenses incurred in connection with their attendance at Board Meetings held during the year.  The Fund makes no payments of salary to any Officer in such capacity. Because the Fund had not commenced operations prior to the date of this SAI, the following compensation figures represent estimates for the current fiscal year ending [October 31], 2014:

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex* Paid to Trustees

Independent Trustees:
[ ]	$[ ]	None	None	$[ ]
[ ]	$[ ]	None	None	$[ ]

Interested Trustee:
Robert P. Morse	None	None	None	None
*	The “Fund Complex” includes only the Fund.

Board Committees. The Fund has one standing committee: the Audit Committee.  The Audit Committee is comprised exclusively of all of the Independent Trustees.  The Audit Committee typically meets once per year with respect to the Fund.  The functions of the Audit Committee are to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser.

Services of Adviser.

CGAM serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”).  The Advisory Agreement with respect to the Fund was initially approved by the Board of Trustees on [    ], 2013 for a two year period.

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Pursuant to the Investment Advisory Agreement, CGAM is entitled to receive a fee at an annual rate of [  ]% of the average daily net assets of the Fund.   CGAM has also agreed to waive its fee and reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest, brokerage fees and extraordinary expenses) to the extent necessary to ensure that the Fund’s Total Annual Operating Expenses do not exceed [  ]% of the average daily net assets of the Investor Class and [   ]% of the average daily net assets of the Institutional Class.  This Agreement will continue in effect until [  ], 2015, with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal.  CGAM has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed [   ]% of average daily net assets of the Investor Class and [   ]% of the average daily net assets of the Institutional Class in the year of reimbursement.  The Fund had not commenced operations prior to the date of this prospectus.

Ownership of Adviser.

 [ To Come  ]

Investment Sub-Adviser.

Services of the Sub-Adviser.

Pursuant to a Sub-Advisory Agreement (“Sub-Advisory Agreement”) entered into between the Adviser and the Sub-Adviser, the Sub-Adviser manages the securities of the Fund and makes investment decisions for the Fund subject to such policies as the Board of Trustees may determine.  By its terms, the Sub-Advisory Agreement will continue in effect for so as long as such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Sub-Advisory Agreement.  The Sub-Advisory Agreement can be terminated, without penalty, on not more than 60 days’ written notice to the Sub-Adviser, and the Sub-Adviser may at any time, without the payment of any penalty, terminate this Agreement by not less than 60 days’ written notice to the Adviser.  The Sub-Advisory Agreement automatically will terminate in the event of its assignment (as defined in the 1940 Act).  The Adviser, not the Fund, pays the Sub-Adviser a fee equal to an annual rate of [  ]% of the average daily net assets of the Fund.   No information about sub-advisory fees paid is provided since the Fund had not commenced operations prior to the date of this SAI.

The Sub-Adviser’s activities are subject to general supervision by the Adviser and the Board of Trustees.  Although the Adviser and the Board do not evaluate the investment merits of the Sub-Adviser’s specific securities selections, they do review the performance of the Sub-Adviser relative to the selection criteria.

The Adviser has ultimate responsibility for the investment performance of the Fund pursuant to its responsibility to oversee the Sub-Adviser and recommend its hiring and/or replacement.

Ownership of the Sub-Adviser.

The Sub-Adviser is controlled by Wall Street Holding Company by virtue of its 90% ownership of the Sub-Adviser.  Wall Street Holding Company is a family-owned company with four common equity shareholders.  Mr. Linburn owns 10% of the Sub-Adviser.

Portfolio Managers.  Robert P. Morse is the senior portfolio manager of the Fund.

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The following table provides information regarding other accounts managed by the portfolio manager as of November 30, 2013:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Robert P. Morse
Other Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ] million	[ ]	$[ ] million

Material Conflict of Interest.  The portfolio manager who manages the Fund and/or other accounts may experience the following potential conflicts: The management of multiple accounts may result in the portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client’s individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Sub-Adviser may seek to manage such competing interests by: (1) having the portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Sub-Adviser also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Fund may abuse their fiduciary duties to the Fund.

Compensation.  [Compensation of Portfolio Manager to come.]

Portfolio Manager’s Ownership in the Fund. No ownership information by the portfolio manager of shares in the Fund is provided since the Fund had not commenced operations prior to the date of this SAI.

Distribution Plan.  On [  ], 2013, the Fund adopted a “reimbursement” distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for its Investor Class shares.  Under the 12b-1 Plan, the Fund will reimburse Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), for distribution services (the “Distribution Fee”) at an annual rate of up to 0.25% of the Fund’s average daily net asset value.  The 12b-1 Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable.

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The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such Trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the Trustees who are not “interested persons” of the Fund, select and nominate all other Trustees who are not “interested persons” of the Fund.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund’s Investor Class shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Fund’s 12b-1 Plan, the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, CGAM may pay additional fees to such intermediaries from its own assets.

No 12b-1 expense information is provided for the Fund since the Fund had not commenced operations prior to the date of this SAI.

Administrator.  U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Fund pursuant to an administration agreement (the “Fund Administration Agreement”). As such, the Administrator provides all necessary bookkeeping, financial statements, federal state, and local tax returns.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

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Pursuant to the Fund Administration Agreement, for its services, the Administrator receives from the Fund a fee computed daily and payable monthly based on the Fund’s average net assets at the rate of [   ]% of average net assets on the first $[   ], [   ]% of average net assets on the next $[   ], and [   ]% on the balance, all subject to an annual minimum fee of $[   ].

No fund administration fee information is provided since the Fund had not commenced operations prior to the date of this SAI. USBFS, U.S. Bank, National Association, and the Distributor are affiliated entities under the common control of U.S. Bancorp.

Fund Accounting and Transfer Agent.  USBFS, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement.  Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. USBFS will receive a fund accountant fee for the Fund, which will be billed on a monthly basis.  Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state.  USBFS, U.S. Bank, National Association, and the Distributor are affiliated entities under the common control of U.S. Bancorp.

Custodian.  U.S. Bank, National Association, is the Custodian for the Fund and safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, U.S. Bank, National Association, and the Distributor are affiliated entities under the common control of U.S. Bancorp.

Independent Registered Public Accounting Firm.  [   ], [insert address] is the Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

CODE OF ETHICS

The Fund, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.

No information about ownership of the Fund by the Trustees and officers, as a group, is provided since the Fund had not commenced operations prior to the date of this SAI.

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No information about principal shareholders or control persons is provided since the Fund had not commenced operations prior to the date of this SAI.

PORTFOLIO TRANSACTIONS

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates (more than 100%) may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.

No portfolio turnover rates are provided because the Fund had not completed its first fiscal year as of the date of this SAI.

When considering prospective investments, the Fund anticipates retaining securities purchased over a period of time.  However, review of the portfolio relative to alternate investments may lead to disposition of a security in a short period of time.

In instances where securities are purchased on a commission basis, the Fund will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.  The Fund, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time.  The Fund does not intend to solicit competitive bids on each transaction.

The Fund believes it is in its best interest and that of its shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates.  Broker-dealers meeting these qualifications also will be selected for any research or other services provided to the Fund.  Substantially all of the portfolio transactions are through brokerage firms that are members of the NYSE, which is typically the most active market in the size of the Fund’s transactions and for the types of securities predominant in the Fund’s portfolio.  When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.  The Fund normally will not pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who do not provide it such benefits or services.  However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended, when it appears that this would be in the best interests of the shareholders.

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Brokerage allocation is reviewed regularly by both the Board of Trustees of the Fund and the Adviser.

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The Fund has developed policies to ensure that its selection of selling brokers for portfolio transactions is not influenced by considerations about the sale of Fund Shares.

Research services furnished by broker-dealers may be useful to the Sub-Adviser in serving other clients, as well as the Fund.  Conversely, the Fund may benefit from research services obtained by the Sub-Adviser from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, the Fund may join with other clients of the Sub-Adviser in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

No brokerage commission information is provided since the Fund had not commenced operations prior to the date of this SAI.

PORTFOLIO HOLDINGS INFORMATION

The Fund maintains written policies and a procedure regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interest of the Fund’s shareholders.  The officers of the Fund, on a regular basis, receive reports as to purchases and redemptions of Fund shares and review these reports to determine if there is any unusual trading in Fund shares.  The officers of the Fund will report to the Board any such unusual trading in Fund shares.

The Fund has entered into arrangements with certain third party service providers for services that require these groups to have access to the Fund’s portfolio on a daily basis.  As a result, such third party service providers may receive portfolio holdings information prior to and more frequently than the public disclosure of such information.  For example, the Fund may disclose portfolio holdings information to the fund accountant who is responsible for maintaining the accounting records of the Fund, which includes maintaining a current portfolio of the Fund.  The Fund also undergoes an annual audit, which requires the Fund’s independent registered public accounting firm to review the Fund’s portfolio.  In addition to the Fund’s fund accountant, the Fund’s custodian also maintains an up-to-date list of the Fund’s holdings.  Further, the Fund may disclose its portfolio holdings to printers for the purpose of preparing Fund regulatory filings, to other service providers such as proxy voting service providers or portfolio management data base providers in connection with their providing services to the Fund and to ranking organizations for use in developing a ranking for the Fund.  Each of these parties is contractually and/or ethically prohibited from sharing the Fund’s portfolio or trading on portfolio holdings information unless specifically authorized by the Fund’s Chief Compliance Officer or another designated officer of the Fund.

The Fund also, approximately 15 days after each calendar month end, will make its portfolio holdings information publicly available on its website.

Additionally, the Fund may provide its entire portfolio to the following rating or ranking organizations:  Morningstar, Inc., Lipper, Inc., Standard & Poor’s, Bloomberg L.P., Thomson Reuters,  Vickers Stock Research, Interactive Data and other similar research organizations.  The Fund’s management has determined that these organizations provide investors with a valuable service and therefore are willing to provide them with portfolio information.  The Fund may not pay these organizations or receive any compensation from them for providing this information.  The Fund may provide portfolio information to these organizations on either a monthly or quarterly basis, but not until such information is at least five to ten days old.  Because the information that is provided is at least five to ten days old, the Fund has not required that these ranking organizations be subject to confidentiality agreements or trading prohibitions.

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TAX STATUS

The following information supplements the information set forth in the Prospectus.

The Fund receives income generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.  Distributions from net short-term capital gains will be taxable to you as ordinary income or qualified dividend income.  Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Certain distributions paid out of the Fund’s investment company taxable income, to the extent attributable to qualifying dividend income received by the Fund, may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income.

Starting in 2013, certain net investment income received by an individual having modified adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8% percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Dividends and capital gains distributions paid by the Fund and gains from the redemption of Fund shares will constitute investment income of the type subject to this tax.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund.  Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund.  These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund’s ordinary income otherwise available for distribution to you.  This treatment could increase or reduce the Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.  If more than 50% of the Fund’s total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you.  However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax.  The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will notify you of their tax status for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

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The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares the IRS will require that you report a gain or loss on your redemption.  If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

If you are a corporate shareholder, you should note that some percentage of the dividends paid by the Fund might qualify for the dividends-received deduction.  In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment.  All dividends (including the deducted portion) must be included in your alternative minimum tax taxable income calculation.

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and the Distributor adopted on [   ], 2013 (the “Distribution Agreement”), the Distributor acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Fund and Quasar has an initial term of two years and subsequently will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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DETERMINATION OF NET ASSET VALUE

The Fund’s NAV per share is determined as of the close of business on the NYSE (currently, 4:00 p.m. Eastern time) on each day the NYSE is open for trading.  The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.  NAV will not be determined on the following holidays:  New Year’s Day, Martin Luther King, Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest and dividends accrued but not yet received), minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time.  Expenses, including the fees payable to the Adviser, are accrued daily as is practicable.  Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds or other interest-bearing securities is accrued daily.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Board pursuant to pricing procedures adopted by the Board.  In determining fair value, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the last bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

PURCHASE AND REDEMPTION SERVICES

The Fund reserves the right in certain circumstances to:

•	Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund’s special investment programs.

•	Begin charging a fee for certain redemption services and to change the service upon 60 days written notice to you.

•	Begin charging a fee for the systematic withdrawal plan upon 30 days written notice to you.

•	Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.

SHARE PURCHASES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  The Fund cannot process transaction requests that are not complete and in good order as defined in the prospectus.  If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee.  Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the NAV per share next effective after the order is received by the Fund.

Table of Contents - Statement of Additional Information

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned.  A transcript of all activity in your account during the previous year will be furnished each January.  By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information.

Upon purchase, the proper number of full and fractional shares are credited to your account and confirmed by the Fund’s transfer agent (the “Transfer Agent”), U.S. Bancorp Fund Services, LLC (“USBFS”).

Retirement Plans.  Shares may be purchased by virtually all types of tax deferred retirement plans.  Please contact the Fund at 1-800-[     ] to obtain plan forms and/or custody agreements for the following:

•	Individual Retirement Accounts

•	Roth IRA Accounts

•	Simplified Employee Pension Plans

U.S. Bank, N.A. serves as fiduciary and custodian of the above-mentioned retirement plans.  Dividends and distributions will be automatically reinvested without a sales charge.  For further details, including rights of revocation, fees charged, tax consequences and redemption information, see the specific plan documents that can be obtained from the Fund.  Investors should consult with their tax advisor before establishing any of the tax-deferred retirement plans listed above.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund may accept investments in kind of stocks based on judgments as to whether, in each case, acceptance of stock will allow the Fund to acquire the stock at no more than the net cost of acquiring it through normal channels, and whether the stock has restrictions on its sale by the Fund under the 1933 Act.  Fund shares purchased in exchange for stocks are issued at NAV.

The Fund reserves the right to refuse to accept orders for Fund shares unless accompanied by payment.

REDEMPTION OF SHARES

The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.  The Transfer Agent cannot process transaction requests that are not complete and in good order as defined in the prospectus.  We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Board under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission (“SEC”) may by order permit for the protection of the Fund’s shareholders.

Table of Contents - Statement of Additional Information

All redemption and repurchase payments will be made by check, except that if the Board determines that it is in the best interest of the remaining Stockholders, redemptions and repurchases may be made in kind from the portfolio of the Fund, in lieu of cash, taking such securities at their value employed in determining NAV, and selecting the securities in such manner as the Board may deem fair and equitable.  Redemptions made in kind are taxable transactions.  In such event, the Fund may comply with Rule 18f-1 promulgated by the SEC under Section 18(f) of the 1940 Act, pursuant to which the Fund, upon filing a notification of election with the SEC, would redeem and repurchase Shares solely in cash during any 90-day period for any one Stockholder up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such 90-day period.  In the event of redemptions or repurchases in kind, a stockholder may incur brokerage commissions in realizing cash thereon.

Because the NAV of a Share fluctuates as a result of changes in the value of securities owned by the Fund, the amount received upon redemption may be more or less than the amount paid for such Shares.

Systematic Withdrawal Plan.  The payments specified by an investor will be made out of the proceeds of redemption of Shares credited to his account.  Accordingly, since the withdrawal payments represent the proceeds for Share redemptions, an investor’s invested capital will be reduced to the extent that withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested on his Shares.  Continued withdrawals in excess of current income risk the exhaustion of invested capital.

All dividends and distributions of Shares are reinvested in additional Shares at NAV per Share, that is, without sales charge.

ABANDONED PROPERTY

It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, it will determine whether the investor’s account has legally been abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

PROXY VOTING GUIDELINES

These guidelines are designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests.  In determining votes, neither CGAM nor WSMC will subordinate the economic interest of the Fund to any other entity or interested party.  The following guidelines will be used for each of the following four categories of issues:

Routine Proposals.  Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

•	Approval of auditors
•	Election of directors
•	Indemnification provisions for directors
•	Liability limitations of directors
•	Name changes

Table of Contents - Statement of Additional Information

Non-Routine Proposals.  Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment.  WSMC will review each issue in this category on a case-by-case basis.  As previously stated, voting decisions will be made based on the financial interest of the Fund.  Non-routine matters include:

•	Mergers and acquisitions
•	Restructuring
•	Reincorporation
•	Changes in capitalization
•	Increase in number of directors
•	Increase in preferred stock
•	Increase in common stock
•	Stock option plans

Corporate Governance Proposals.  Proxies will generally be voted against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

•	Poison pills
•	Golden parachutes
•	Greenmail
•	Supermajority voting
•	Dual class voting
•	Classified boards

Shareholder Proposals.  Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters.  Each issue will be reviewed on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund.  Shareholder matters include:

•	Annual election of directors
•	Anti-poison pill
•	Anti-greenmail
•	Confidential voting
•	Cumulative voting

Although many proxy proposals can be voted in accordance with CGAM’s and WSMC’s proxy voting guidelines, some proposals will require special consideration, and CGAM or WSMC will make a decision on a case-by-case basis in these situations.

Where a proxy proposal raises a material conflict between the Sub-Adviser’s interests and the Fund’s interests, the Board will resolve the conflict as follows:

To the extent the Adviser or Sub-Adviser is making a case-by-case determination under its proxy voting guidelines, the Adviser or Sub-Adviser will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination.  If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Adviser or Sub-Adviser will abstain from voting the proxy.

Table of Contents - Statement of Additional Information

Information regarding how the Fund voted its proxies during the most recent twelve-month period ended June 30 is available, without charge and upon request, by writing or calling the Fund at 1-800-[   ], and on the SEC’s website at http://www.sec.gov.

ANTI-MONEY LAUNDERING PROGRAM

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and the Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

Description of Shares.  The Fund currently offers two Share Classes – an Investor Class, and an Institutional Class. Each Share of each Class has equal dividend, redemption and liquidation rights.  There is no limitation on transferability, and no Share is subject to further call by the Fund.  Each share of each Class shall have equal voting rights, except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Delaware, the Declaration of Trust of Capital Guardian Funds Trust, or as the Board of Trustees of the Trust may determine in its sole discretion.  Fractional shares shall be entitled to fractional votes. The Shares have non-cumulative voting rights, which means that the holders of more than 50 percent of the Shares voting for the election of trustees can elect 100 percent of the trustees if they choose to do so, and, in such event, the holders of the remaining Shares voting for the election of directors will not be able to elect any person or persons to the Board.  In addition, Trustees of the Fund elected by the shareholders serve until a successor is elected and assumes office.  The Fund, consistent with applicable Delaware law, does not hold an annual meeting of shareholders in any year in which such a meeting is not required under state law or the 1940 Act.  The fiscal year of the Fund ends on October 31 of each year.

FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

[TO BE ADDED BY AMENDMENT]

Statement of Assets and Liabilities

[TO BE ADDED BY AMENDMENT]

Statement of Operations

[TO BE ADDED BY AMENDMENT]

Table of Contents - Statement of Additional Information

Notes to Financial Statements

[TO BE ADDED BY AMENDMENT]

Table of Contents - Statement of Additional Information

Appendix A – Description of Bond Ratings

Standard & Poor’s (“S&P”) Long-Term Rating Scale:

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C – A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Table of Contents - Statement of Additional Information

D – An obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation's rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) – The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc.’s (“Moody’s”) Long-Term Rating Scale:

Aaa – Obligations rated Aaa are judged to be of the highest quality and are subject to the lowest level of credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are judged to be medium-grade and are subject to moderate credit risk, and as such may possess certain speculative characteristics.

Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B – Obligations rated B are considered speculative and are subject to high credit risk.

Caa – Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Modifiers:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P’s Short-Term Issue Credit Ratings:

A-1 – A short-term obligation rated ‘A-1’ is rated in the highest category by S&P.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Table of Contents - Statement of Additional Information

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default.  The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’).  With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Short-Term Debt Ratings:

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Table of Contents - Statement of Additional Information

CAPITAL GUARDIAN FUNDS TRUST (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)		Declaration of Trust – filed herewith
(b)		Bylaws – filed herewith
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Declaration of Trust and Bylaws
(d)	(i)	Investment Advisory Agreement – to be filed by amendment
	(ii)	Investment Sub-Advisory Agreement – to be filed by amendment
(e)	(i)	Distribution Agreement between the Trust, on behalf of the Capital Guardian Core Balanced Fund, and Quasar Distributors, LLC – to be filed by amendment
(f)		Bonus or Profit Sharing Contracts – not applicable
(g)		Custodian Agreement between the Trust and U.S. Bank, National Association – to be filed by amendment
(h)	(i)	Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”) – to be filed by amendment
	(ii)	Fund Accounting Servicing Agreement between the Trust and USBFS – to be filed
	(iii)	Transfer Agent Agreement between the Trust and USBFS – to be filed by amendment
(i)	(i)	Opinion and Consent of Counsel– to be filed by amendment
(j)	(i)	Consent of Independent Registered Public Accounting Firm [ ] – to be filed by amendment
(k)		Omitted Financial Statements – not applicable
(l)		Initial Capital Agreements – to be filed by amendment
(m)	(i)	Rule 12b-1 Plan by the Trust on behalf of the Capital Guardian Core Balanced Fund (Investor Class Shares) – to be filed by amendment
(n)	(i)	Rule 18f-3 Plan by the Trust on behalf of the Capital Guardian Core Balanced Fund – to be filed by amendment
(o)		Reserved
(p)	(i)	Code of Ethics for the Trust – to be filed by amendment
	(ii)	Code of Ethics for the Distributor – to be filed by amendment
	(iii)	Code of Ethic for the Adviser – to be filed by amendment
	(vi)	Code of Ethics for Sub-Adviser – to be filed by amendment

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article 8 of the Registrant’s Declaration of Trust, and Paragraph [_] of the Distribution Agreement.  With respect to the Registrant, the general effect of these provisions is to indemnify any Trustee who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Fund’s Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

1

 Item 31.  Business and Other Connections of Investment Adviser

With respect to the Adviser and Sub-Adviser, the response to this Item will be incorporated by reference to the Uniform Applications for Investment Adviser Registration (“Form ADV”) for each of the Adviser and Sub-Adviser, on file with the SEC.  The Form ADV for each of the Adviser and Sub-Adviser may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	KKR Alternative Corporate Opportunities Fund P
Alpine Equity Trust	KKR Series Trust
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Westchester Capital Funds
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

2

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Records Relating to:	Are located at:
Registrant’s Investment Adviser	Capital Guardian Asset Management, LLC 1355 Greenwood Cliff, Suite 250 Charlotte, North Carolina 28204
Registrant’s Investment Sub-Adviser	Wall Street Management Corporation [ ]

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Charlotte and State of North Carolina, on October 18, 2013.

Capital Guardian Funds Trust

By: /s/ Brian Kirkpatrick
Brian Kirkpartick, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the18th day of October, 2013.

Signature	Title

/s/Brian Kirkpatrick	President and Principal Executive Officer
Brian Kirkpatrick

/s/Michael R. Linburn	Executive Vice President, Chief Compliance Officer, and Secretary
Michael R. Linburn

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INDEX TO EXHIBITS

Exhibit Number	Description

(a)	Declaration of Trust is filed herewith
(b)	Bylaws are filed herewith

 5